GENERAL INFORMATION	3 Months Ended
Mar. 31, 2026
General Information
GENERAL INFORMATION	GENERAL INFORMATION
Kyivstar Group Ltd. (the "Company" and collectively with its subsidiaries referred to as "Kyivstar Group" or the "Group"), an exempted company limited by shares, was incorporated under the laws of Bermuda with registration number 202504557, in
Bermuda on March 7, 2025. The registered office of the Company is Victoria Place, 31 Victoria Street, Hamilton, HM10,
Bermuda. The principal place of business is located at Index Towers (East Tower), Unit 517, Dubai (DIFC), United Arab Emirates.
The Company was formed for the purpose of becoming the ultimate parent company of Kyivstar Group. On August 14, 2025, the
Company consummated a Business Combination transaction with Cohen Circle Acquisition Corp. (“Cohen Circle”) and VEON
Amsterdam B.V., pursuant to which VEON Amsterdam B.V. contributed its shares in Kyivstar Holdings B.V. to the Company in exchange for the Company’s shares, and the shareholders of Cohen Circle contributed the net assets of Cohen Circle in exchange for the Company’s shares. As a result of these transactions, Kyivstar Holdings B.V. became a wholly owned subsidiary of the Company and the Company became the ultimate parent of Kyivstar Group. The transaction represented a capital reorganization and establishment of a new holding company structure and did not result in changes to the underlying operations of the Group.
The Company’s Common Shares and Warrants are listed on the Nasdaq Stock Market under the symbols "KYIV" and "KYIVW,"
respectively.
Kyivstar Group’s operations include the operations of the following entities (i) Kyivstar Group Ltd., (ii) Kyivstar Holdings B.V.
("Kyivstar Holdings") and (iii) JSC Kyivstar and its subsidiaries ("Kyivstar").
The main operating company in Kyivstar Group is Kyivstar. Kyivstar was established and registered on September 3, 1997 under the laws of Ukraine. JSC Kyivstar’s registered legal address is at 53 Degtyarivska St. Kyiv 03113 Ukraine. JSC Kyivstar’s head office is located at the registered legal address and the principal place of JSC Kyivstar's business is its registered legal address.
JSC Kyivstar has a main office in Kyiv, Ukraine.
Kyivstar provides mobile connectivity services on 2G, 3G and 4G/LTE networks. Kyivstar also offers voice and data services on fixed networks, including mobile and fixed converged services in consumer and business segments. Its digital portfolio includes
Kyivstar TV, offered on IPTV platforms as well as mobile, big data and technology services through Kyivstar.Tech, digital health services through Helsi and Tabletki, ride-hailing and delivery through Uklon, self-care application MyKyivstar and consumer cloud offerings as well as B2B services.
BASIS OF PRESENTATION
These interim condensed consolidated financial statements have been prepared in accordance with International Accounting
Standards (“IAS”) 34 Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board, effective at the time of preparing the interim condensed consolidated financial statements.
The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2025 as included in the Annual Report on the Form 20-F filed on
March 16, 2026.
The accounting policies applied are consistent with those applied in the preparation of the annual financial statements for the year ended December 31, 2025, except for any new standards and interpretations adopted as of January 1, 2026.
These unaudited interim condensed consolidated financial statements have been prepared on a historical basis, except for certain financial instruments and other items that are measured at fair value, as disclosed in the relevant accounting policies. The interim condensed consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense. Additional information on the nature of expenses is provided where relevant in the notes to the interim condensed consolidated financial statements.
Certain amounts reported in the interim condensed consolidated income statement, statement of financial position and cash flows have been reclassified in order to conform to the current period presentation.
The interim condensed consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Group’s ability to continue as a going concern are discussed in detail at the end of this note.
The comparative information for the period ended March 31, 2025 does not represent the interim condensed consolidated financial statements of the Company as a legal parent. Instead, it has been prepared on a combined (predecessor) basis and reflects the financial information for Kyivstar Holdings B.V. and its subsidiaries. Accordingly, such information may not be fully comparable to the Group's financial statements for the current period and does not necessarily reflect the results of operations, financial position or cash flows that would have been presented had the current group structure been in place.
The functional currency of Kyivstar is Ukrainian Hryvnia ("UAH"), the currency of the primary economic environment in which
Kyivstar operates. The interim condensed consolidated financial statements are presented in United States dollars ("U.S. dollar"
or "US$"). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.
FOREIGN CURRENCY TRANSLATION
For the purpose of these interim condensed consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.
BASIS OF CONSOLIDATION
The interim condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries.
Subsidiaries are all entities (including structured entities) over which the Company has control. Interests held by Kyivstar Group in its principal subsidiaries as of March 31:

	2026		2025
Name	Interest	Country of operation	Interest	Country of operation

JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	97.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	100.00%	Netherlands
Kyivstar Cayman Corp.**	—	—	100.00%	Cayman Islands
SUNVIN 11 LLC	100.00%	Ukraine	—	—
LLC ISP Shtorm	100.00%	Ukraine	—	—
LLC MTPK	100.00%	Ukraine	—	—
LLC Farmel (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Farma Studio (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.
***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.
On February 10, 2026, JSC Kyivstar entered into a share purchase agreement to acquire 100% of the equity interests of LLC
MTPK and its subsidiaries, LLC Farmel and LLC Farma Studio (together, the “Tabletki Group”), a Ukrainian business providing an online platform for searching and booking medicines and other pharmacy products. The transaction closed on February 10,
2026 for a purchase consideration of US$160.
On February 26, 2026, the Group acquired 100% of the equity interests of ISP Shtorm LLC, a regional fixed broadband operator providing internet services to residential and business customers in Ukraine for a purchase consideration of US$10.
Refer to "major developments during three-month period ended March 31, 2026" for more details.
In the interim condensed consolidated financial statements subsidiary undertakings – which are those companies in which the
Group directly or indirectly, has an interest of more than half of the voting rights or otherwise has power to exercise control over the operations – have been fully consolidated.
Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.
GOING CONCERN
As of May 14, 2026, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 21.9 million subscribers in Ukraine, where they are supported by approximately 5,469 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of May 14, 2026, most of our Ukraine subsidiary’s employees remain in the country.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The Company may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•As of May 14, 2026, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United
Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions.
For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the
Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar, if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii)
100% of Ukraine Tower Company ("UTC"), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99%
of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries. We are continuing to work with our local custodian to remove any remaining restrictions in respect of corporate rights.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The Company has implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.
•The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including its wholesale business outside Ukraine. As of March 31,
2026, the Company holds US$353 in cash and cash equivalents and US$125 of other liquid financial assets, providing a total available funding of approximately US$478, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance.
Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LPE Middle
East Limited (formerly L1T VIP Holdings S.à r.l., "LetterOne"), do not participate in the management of Kyivstar.
•Matters relating to the VEON-related legal proceedings and restrictions on certain corporate rights remain ongoing.
There were no material developments during the three months ended March 31, 2026, or during the period March 31,
2026 through May 14, 2026.
•The Company’s Nasdaq listing, together with the completion of its secondary offering in February 2026, continues to enhance the Group’s access to capital markets and broaden its investor base.
The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim condensed consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business. As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board ("PCAOB") standards.
References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.
Major developments during the three-month period ended March 31, 2026
Acquisition of ISP Shtorm LLC
On February 9, 2026, the Group entered into a Share Purchase Agreement for the acquisition of 100% of the equity interests in
ISP Shtorm LLC for total consideration of US$10. ISP Shtorm LLC is a regional fixed broadband operator providing internet services to residential and business customers in Ukraine. The transaction closed on February 26th, 2026 and has been accounted for under IFRS 3 Business Combinations. For further details refer to Note 5.
Acquisition of Tabletki.ua
On February 10, 2026, the Group announced the acquisition of 100% of the equity interests in Tabletki.ua for total consideration of US$160, payable in full in UAH in Ukraine. Tabletki.ua is one of Ukraine’s most widely used digital platforms for finding, comparing and reserving medicines and other products available at Ukrainian pharmacies. The transaction closed on February
10, 2026 and was accounted for under IFRS 3 Business Combinations.  For further details refer to Note 5.
Major developments during the three-month period ended March 31, 2025
Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business
On March 19, 2025 JSC Kyivstar signed an agreement to acquire 97% of Uklon Group (“Uklon”), a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025 and described in detail in the 2025 Annual Financial Statements.
VEON completes first phase of Share Buyback Program
On January 27, 2025, the US$30 first phase of VEON Ltd.'s share buyback program (as carried out by Kyivstar Holdings B.V.)
was completed, resulting in an additional purchase of US$22 of VEON Ltd. shares. Subsequently, during the three-month period ended March 31, 2025, all the shares purchased were transferred to VEON Amsterdam B.V. (refer to Note 8).